Stockholders' Equity - (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended				12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 02, 2013 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Dec. 20, 2010 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Jun. 04, 2010 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Mar. 30, 2009 Senior Notes [Member] 12 1/2% Senior Notes, Due 2016 [Member]	Dec. 31, 2011 Unsecured Notes Payable [Member] Capital Distribution [Member] KCSR [Member]	Dec. 31, 2011 Unsecured Notes Payable [Member] Capital Distribution [Member] KCSR [Member] LIBOR Plus Percent [Member]	Dec. 31, 2012 Class I [Member]	Dec. 21, 2012 Class II [Member]	Jun. 04, 2010 Class II [Member]	Dec. 31, 2012 Class II [Member]
Class of Stock [Line Items]
Capital stock with no withdrawal rights (in shares)										600,000
Common stock shares outstanding, variable portion													4,784,910,235
Outstanding common stock (in shares)	4,785,510,235	4,785,510,235
Pro-rata contribution of common stock	$ 18.8	$ 0	$ 95.0								$ 18.8	$ 95.0
Extinguishment of debt, amount				98.1	31.9	70.0
Debt instrument, stated interest rate				12.50%			12.50%
Authorized amount of capital distribution		335.0
Pro-rata distributions of common stock	0	135.0	0
Notes Payable, related companies								$ 200.0
Debt instrument, maturity date				Apr. 01, 2016			Apr. 01, 2016	Dec. 31, 2016
Percentage points added to the reference rate									2.50%